Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
A summary of stock option activity for the nine months ended September 30, 2021 is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(in years)	(in thousands)
Outstanding as of December 31, 2020	33,354,871	$0.02	3.20	$386,017
Granted	1,664,251	0.50
Exercised	(4,225,189)	0.01
Forfeited	(1,594,820)	0.02

Outstanding as of September 30, 2021	29,199,113	0.04	2.43	337,104

Exercisable as of September 30, 2021	29,129,682	$0.02	2.41	$337,092

(1)
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the common stock for those stock options that had exercise prices lower than the estimated fair value of the common stock as of September 30, 2021 and December 31, 2020.

A summary of stock option activity under the 2008 Plan is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding as of December 31, 2019	35,276,812	$0.02	4.20	$79,915
Exercised	(1,921,941)	0.02

Outstanding as of December 31, 2020	33,354,871	$0.02	3.20	$131,370

Exercisable as of December 31, 2020	33,354,871	$0.02	3.20	$131,370

(1) The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the common stock for those stock options that had exercise prices lower than the estimated fair value of the common stock as of December 31, 2020 and 2019.

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards Granted	The weighted-average fair value of options granted during the nine months ended September 30, 2021 was $8.97 per share and was calculated using the following estimated assumptions:

Nine Months Ended September 30, 2021
Risk-free interest rate	0.11%
Expected dividend yield	0%
Expected volatility	88.6%
Expected term	0.96 years

Summary of RSU Activity
A summary of the RSU activity during the nine months ended September 30, 2021 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	124,932,207	$1.74
Granted	132,512,654	8.78
Forfeited	(3,190,719)	3.97

Nonvested as of September 30, 2021	254,254,142	$5.38

A summary of the RSU activity under the 2014 Plan is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2019	70,119,944	$0.99
Granted	57,184,567	2.68
Forfeited	(2,372,304)	1.89

Nonvested as of December 31, 2020	124,932,207	$1.74

Summary of RSA Activity
A summary of the RSA activity during the nine months ended September 30, 2021 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	419,049	$1.99
Vested	(177,295)	1.99

Nonvested as of September 30, 2021	241,754	$1.99

A summary of the RSA activity under the 2014 Plan is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2019	675,887	$1.99
Vested	(256,838)	1.99

Nonvested as of December 31, 2020	419,049	$1.99

Summary of Stock-based Compensation
Stock-based compensation expense was allocated as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	$20	$21	$60	$66
General and administrative	107	97	14,704	292

Total	$127	$118	$14,764	$358

Stock-based compensation expense was allocated as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$79	$64
General and administrative	397	707

Total	$476	$771